UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.7%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.4%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$578,638
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,058,362
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	250	292,748
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	250	289,508
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,245	1,478,786
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	285,247

		$3,983,289

Education — 19.5%
Miami University, 5.00%, 9/1/33	$1,000	$1,142,560
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	467,865
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,355,650
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,093,840
Ohio State University, 5.00%, 12/1/28	500	639,700
Ohio State University, 5.00%, 12/1/30	1,675	2,148,573
University of Cincinnati, 5.00%, 6/1/34	500	560,320
Wright State University, 5.00%, 5/1/31	750	823,072

		$8,231,580

Electric Utilities — 1.8%
Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$195	$195,193
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	553,930

		$749,123

General Obligations — 20.7%
Barberton City School District, 4.50%, 12/1/33	$900	$939,069
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,978,428
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,227,275
Columbus, 5.00%, 7/1/23	500	547,150
Columbus City School District, 5.00%, 12/1/29	1,000	1,164,110
Huber Heights City School District, 4.75%, 12/1/25	595	682,411
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,065,530
Symmes Township, Hamilton County, (Parkland Acquisition & Improvement), 5.25%, 12/1/37	1,000	1,156,650

		$8,760,623

Hospital — 15.9%
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$542,650
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	855,360
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	862,185
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	525,710
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	533,070
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	847,208
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	555,380
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,093,610
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	593,689
Richland County, (MedCentral Health System Obligated Group), 6.375%, 11/15/22	330	333,359

		$6,742,221

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Housing — 9.8%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$865	$886,547
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	335	338,099
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	255	259,547
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,643,375

		$4,127,568

Industrial Development Revenue — 7.1%
Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$507,697
Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,250	2,253,353
Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	225	227,999

		$2,989,049

Insured-Education — 12.4%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$835,995
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,128,300
Kent State University, (AGC), 5.00%, 5/1/29	465	515,257
Miami University, (AMBAC), 3.25%, 9/1/26	635	643,262
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,596,210
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	531,805

		$5,250,829

Insured-Electric Utilities — 12.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,131,000
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	354,226
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	512,240
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	830	498,714
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,705,830
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	245,673
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	284,840
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	592,060

		$5,324,583

Insured-General Obligations — 17.5%
Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$217,634
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	551,865
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,118,645
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,286,560
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,520,055
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,903,633
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	799,860

		$7,398,252

Insured-Hospital — 5.8%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$281,347
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,518,315
Lorain County, (Catholic Healthcare Partners), (AGM), 20.78%, 2/1/29(1)(2)(3)	485	638,357

		$2,438,019

Insured-Lease Revenue/Certificates of Participation — 1.1%
Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$550	$476,415

		$476,415

Insured-Special Tax Revenue — 1.8%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,880	$404,210
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,325	370,791

		$775,001

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 7.6%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$649,140
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,000	1,274,340
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,295,540

		$3,219,020

Lease Revenue/Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$556,000

		$556,000

Other Revenue — 2.3%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$993,150

		$993,150

Special Tax Revenue — 1.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$155	$165,827
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	181,077
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,543

		$473,447

Water and Sewer — 2.0%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$861,870

		$861,870

Total Tax-Exempt Investments — 149.7% (identified cost $57,654,017)		$63,350,039

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.7)%		$(22,725,134)

Other Assets, Less Liabilities — 4.0%		$1,702,827

Net Assets Applicable to Common Shares — 100.0%		$42,327,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 39.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 17.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 29, 2012, the aggregate value of these securities is $638,357 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 29, 2012.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	3 U.S. 10-Year Treasury Note	Short	$(391,025)	$(392,859)	$(1,834)
6/12	15 U.S. 30-Year Treasury Bond	Short	(2,112,279)	(2,124,844)	(12,565)

					$(14,399)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $14,399.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,680,030

Gross unrealized appreciation	$5,976,222
Gross unrealized depreciation	(306,213)

Net unrealized appreciation	$5,670,009

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,350,039	$—	$63,350,039
Total Investments	$—	$63,350,039	$—	$63,350,039

Liability Description
Futures Contracts	$(14,399)	$—	$—	$(14,399)
Total	$(14,399)	$—	$—	$(14,399)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012